FINANCIAL INSTRUMENTS (Details 13) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financials Instruments [Line items]
Current portion of non-current borrowings	$ 195,906	$ 394,800
Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Current portion of non-current borrowings	108,645	304,830
Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Current portion of non-current borrowings	$ 87,261	$ 89,970